Virtus Equity Trust

Supplement dated March 6, 2018 to the Prospectuses and Statement of Additional Information

(“SAI”) dated March 6, 2018

Important Notice

Availability of Shares

Class T Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

VET 8019/ClassTNotAvailable (3/2018)